RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Disclosure of Transactions Between Related Parties

		Year ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2025	2024	2023	2025	2024
Gonvarri Steel Industries [1]	Associate	2,020	2,091	2,474	66	60
Calvert [3]	Joint Venture	1,595	3,231	3,405	—	26
AMNS India	Joint Venture	351	47	101	8	3
Aperam	Other	330	382	445	29	31
Bamesa	Associate	327	269	345	21	20
Borçelik	Joint Venture	299	287	371	3	11
Tameh	Joint Venture	137	168	214	11	24
WDI [2]	Associate	127	128	183	22	9
Coils Lamiere Nastri (C.L.N.)	Associate	95	144	185	1	11
ArcelorMittal CLN Distribuzione Italia	Joint Venture	94	198	214	61	2
Tuper [4]	Joint Venture	65	231	238	—	53
ArcelorMittal RZK Çelik Servis Merkezi	Joint Venture	40	61	88	10	16
Others		545	528	562	40	56
Total		6,025	7,765	8,825	272	322
1.Gonvarri Steel Industries include mainly the joint ventures ArcelorMittal Gonvarri Brasil Productos Siderúrgicos and ArcelorMittal Gonvarri SSC Slovakia.
2.WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.
3.On June 18, 2025, ArcelorMittal acquired control of Calvert (see note 2.2.4).
4.On May 5, 2025, ArcelorMittal acquired control of Tuper (see note 2.2.4).

		Year ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2025	2024	2023	2025	2024
Tameh	Joint Venture	535	550	669	58	89
Global Chartering	Joint Venture	306	276	296	20	7
Integrated Metal Recycling	Joint Venture	110	130	125	7	8
AMNS India	Joint Venture	108	84	96	86	11
Alkat	Associate	82	116	75	11	13
Aperam	Other	74	126	92	17	17
CFL Cargo	Associate	74	69	59	19	11
Exeltium	Associate	72	87	85	24	14
Baycoat	Joint Venture	60	70	62	8	8
Sitrel	Joint Venture	49	53	60	4	—
Enerfos	Joint Venture	48	57	60	6	13
Others		377	380	370	92	100
Total		1,895	1,998	2,049	352	291